Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following at December 31:

	2013	2012

Office Equipment	$1,506	$1,507
Furniture and Fixtures	4,416	4,417
Leasehold Improvements	22,131	22,140
Motor Vehicles	127,020	-
	155,073	28,064
Less: Accumulated Depreciation	(38,654)	(14,366)
	$116,419	$13,698